TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the Year Ended December 31,
	2023	2022
Loss before income taxes from operations in the PRC	$(250,009)	$(280,517)
Statutory income tax rate	25%	25%
Income tax expense at statutory rate	(62,502)	(70,129)
Tax effect of non-deductible items	-	-
Valuation allowance of deferred tax assets	62,502	70,129
Income tax expense	$-	$-